Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2021
IFRS 16 A covid19 related rent concessions [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2021
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 9 IAS 39 IFRS 7 IFRS 4 and IFRS 16A interest rate benchmark reform phase 2 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2021
Adopted by the European Union	yes
Possible Impact on MorphoSys	yes
IFRS 4 (A) Deferral of IFRS 9 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2021
Adopted by the European Union	yes
Possible Impact on MorphoSys	none